Adoption of U.S. GAAP (Tables)	6 Months Ended
Jun. 30, 2022
Adoption of U.S. GAAP [Abstract]
Accounting Standards Update and Change in Accounting Principle
Reconciliation of the Condensed Consolidated Statement of Operations and Comprehensive Loss for the six months ended June 30, 2021:

	IFRS	Adjustments/ Reclassifications	Note	U.S. GAAP
Revenue	$1,706	$-		$1,706
Cost of sales	1,251	-		1,251
General and administrative expenses	8,680	207	a, c	8,887
Research and development	-	4,144	b	4,144
Depreciation expense	5,126	(66)	b	5,060
Other operating expenses	8,502	(4,041)	a, b	4,461
Operating loss	(21,853)	(244)		(22,097)

Finance costs, net	(5,476)	491	c, d	(4,985)
Change in fair value of financial instruments	(26,425)	59,190	d	32,765
Gain (Loss) on extinguishment of debt	3,576	(40,792)	d	(37,216)
Other income, net	250	25	c	275
Loss before income tax	(49,928)	18,670		(31,258)

Income tax	(220)	-		(220)
Net loss attributable to common stockholders	$(50,148)	$18,670		$(31,478)

Other comprehensive loss
Foreign currency translation loss, net of tax	-	-		-
Comprehensive loss	$(50,148)	$18,670		$(31,478)

Basic loss for the period attributable to common stockholders	$(3.05)	$1.14	e	$(1.91)
Basic weighted-average common shares outstanding	16,465,885	—	e	16,465,885
Diluted loss for the period attributable to common stockholders	$(3.05)	$0.99	e	$(2.06)
Diluted weighted-average common shares outstanding	16,465,885	14,715,888	e	31,181,773
Reconciliation of the Condensed Consolidated Balance Sheet as of December 31, 2021:

	IFRS	Adjustments / Reclassifications	Note	U.S. GAAP
ASSETS
Current assets
Cash and cash equivalents	$8,533	$-		$8,533
Accounts receivable	1,196	-		1,196
Prepaid expenses and other current assets	2,695	-		2,695
Total current assets	12,424	-		12,424
Property and equipment, net	33,586	(1,056)	b	32,530
Operating lease right-of-use assets	2,663	292	c	2,955
Deferred income tax assets	1,640	-		1,640
Other non-current assets	369	-		369
Total assets	$50,682	$(764)		$49,918
LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Accounts payable	$6,650	$-		$6,650
Debt	246,189	(137,716)	d	108,473
Warrant liability	-	143,237	d	143,237
Operating lease liabilities	891	94	c	985
Contract liabilities	935	-		935
Accrued expenses and other liabilities	23,435	-		23,435
Total current liabilities	278,100	5,615		283,715
Operating lease liabilities	1,908	175	c	2,083
Contract liabilities	1,000	-		1,000
Other non-current liabilities	2,552	-		2,552
Total liabilities	283,560	5,790		289,350
Redeemable Series X preferred stock	-	21,306	d	21,306
Stockholders' equity (deficit)
Treasury stock	(170,949)	-		(170,949)
Additional paid-in capital	235,909	(139,438)	a, d	96,471
Accumulated other comprehensive loss	(86)	-		(86)
Accumulated deficit	(297,752)	111,578		(186,174)
Total stockholders’ equity (deficit)	(232,878)	(27,860)		(260,738)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$50,682	$(764)		$49,918
The impact of this change before considering the tax effect is as follows:

(Condensed Consolidated Statement of Operations and Comprehensive Loss)	Six months ended June 30, 2021
General and administrative expenses	$148
Other operating expenses	103
Increase (decrease) in adjustment to loss before income tax	$251

(Condensed Consolidated Balance Sheet)	December 31, 2021
Additional paid-in-capital	$538
Adjustment to accumulated deficit	$538
The impact of this change before considering the tax effect is as follows:

(Condensed Consolidated Statement of Operations and Comprehensive Loss)	Six months ended June 30, 2021
Research and development	$4,144
Other operating expenses	(4,144)
Depreciation expense	(66)
Increase (decrease) in adjustment to loss before income tax	$(66)

(Condensed Consolidated Balance Sheet)	December 31, 2021
Property and equipment, net	$(1,056)
Adjustment to accumulated deficit	$1,056
The impact of this change before considering the tax effect is as follows:

(Condensed Consolidated Statement of Operations and Comprehensive Loss)	Six months ended June 30, 2021
General and administrative expenses	$59
Finance costs, net	(30)
Other income, net	(25)
Increase (decrease) in adjustment to loss before income tax	$4

(Condensed Consolidated Balance Sheet)	December 31, 2021
Operating lease right-of-use assets	$292
Operating lease liabilities	94
Non-current operating lease liabilities	175
Adjustment to accumulated deficit	$(23)
The impact of this change before considering the tax effect is as follows:

(Condensed Consolidated Statements of Operations and Comprehensive Loss)	Six months ended June 30, 2021
Less: Finance costs, net	$(461)
Less: Change in fair value of financial instruments	(59,190)
Less: Gain (Loss) on extinguishment of debt	40,792
Increase (decrease) in adjustment to loss before income tax	$(18,859)

(Condensed Consolidated Balance Sheet)	December 31, 2021
Debt	$(137,716)
Redeemable Series X preferred stock	21,306
Additional paid-in-capital	21,456
Warrant liability	143,237
Additional paid-in capital	(161,432)
Adjustment to accumulated deficit	$(113,149)
The change in net loss in the adoption of U.S. GAAP as described in items a-d above impacted net loss per share as follows:

Six months ended June 30, 2021
Net loss attributable to common stockholders - basic	$(31,478)
Weighted average number of shares - basic	16,465,885
Net loss per share attributable to common stockholders - basic	$(1.91)

Dilutive numerator	$(64,243)
Dilutive potential common shares	31,181,773
Diluted loss for the period attributable to common stockholders	$(2.06)